SCHEDULE OF COLLATERAL AND GUARANTEE BY RELATED PARTIES (Details)	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)
Related Party Transaction [Line Items]
Aggregated Principal	$ 1,674,614		$ 2,443,845
Carrying Amount	$ 1,488,642		$ 2,216,968
Lam Shing Kwan Henry [Member] | Revolving Loans and Credit Card [Member]
Related Party Transaction [Line Items]
Related Parties	Guarantee by Lam Shing Kwan Henry for revolving loans	Guarantee by Lam Shing Kwan Henry for revolving loans	Guarantee by Lam Shing Kwan Henry for revolving loans	Guarantee by Lam Shing Kwan Henry for revolving loans
Institution Name	Bank of Comm	Bank of Comm	Bank of Comm	Bank of Comm
Term	On demand	On demand	On demand	On demand
Aggregated Principal	$ 897,435		$ 1,282,050
Carrying Amount	$ 897,435		$ 1,282,050
Lam Shing Kwan Henry [Member] | Credit Card [Member]
Related Party Transaction [Line Items]
Related Parties	Guarantee by Lam Shing Kwan Henry amounted to HK$100,000, for credit card	Guarantee by Lam Shing Kwan Henry amounted to HK$100,000, for credit card	Guarantee by Lam Shing Kwan Henry amounted to HK$100,000, for credit card	Guarantee by Lam Shing Kwan Henry amounted to HK$100,000, for credit card
Institution Name	The Hongkong and Shanghai Banking Corporation Limited	The Hongkong and Shanghai Banking Corporation Limited	The Hongkong and Shanghai Banking Corporation Limited	The Hongkong and Shanghai Banking Corporation Limited
Term	On demand	On demand	On demand	On demand
Aggregated Principal	$ 7,949	$ 100,000	$ 7,949	$ 100,000
Carrying Amount
Lam Shing Kwan Henry [Member] | Bank Overdraft [Member]
Related Party Transaction [Line Items]
Related Parties	Guarantee by Lam Shing Kwan Henry and all monies Second Legal Mortgage on a property owned by Lam Shing Kwan Henry for bank overdraft	Guarantee by Lam Shing Kwan Henry and all monies Second Legal Mortgage on a property owned by Lam Shing Kwan Henry for bank overdraft	Guarantee by Lam Shing Kwan Henry and all monies Second Legal Mortgage on a property owned by Lam Shing Kwan Henry for bank overdraft	Guarantee by Lam Shing Kwan Henry and all monies Second Legal Mortgage on a property owned by Lam Shing Kwan Henry for bank overdraft
Institution Name	Bank of Comm	Bank of Comm	Bank of Comm	Bank of Comm
Term	On demand	On demand	On demand	On demand
Aggregated Principal	$ 769,230		$ 1,153,846
Carrying Amount	$ 591,207		$ 934,918